SCHEDULE OF PROVED UNDEVELOPED RESERVES WELLS (Details)		Dec. 31, 2023 USD ($) Well bbl	Dec. 31, 2022 USD ($) Well bbl
Planned PUD wells | Well			14
Future wells costs | $	[1]		$ 21,000,000
Costs already paid | $
Total gross PUD added			2,809,468
Total net PUD added			2,083,594
Year One [Member]
Planned PUD wells | Well		4
Future wells costs | $	[1]	$ 6,000,000
Costs already paid | $
Total gross PUD added		750,189
Total net PUD added		556,365
Year Two [Member]
Planned PUD wells | Well		4
Future wells costs | $	[1]	$ 6,000,000
Costs already paid | $
Total gross PUD added		727,140
Total net PUD added		539,271
Year Three [Member]
Planned PUD wells | Well		4
Future wells costs | $	[1]	$ 6,000,000
Costs already paid | $
Total gross PUD added		884,661
Total net PUD added		656,094
Year Four [Member]
Planned PUD wells | Well		2
Future wells costs | $	[1]	$ 3,000,000
Total gross PUD added		447,478
Total net PUD added		331,864

[1]	Future wells costs are the capital expenditures associated with the new wells costs and do not include other capital expenditures such as production facilities.